Property and Equipment	3 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 2 - Property and Equipment

Property and equipment are comprised of the following at:

	September 30, 2019	June 30, 2019
Vehicles	$ 119,496	$ 74,755
Equipment	6,645	5,000
Furniture and fixtures	30,235	12,598
	156,376	92,353
Accumulated depreciation	(98,903)	(65,588)

Property and equipment, net	$ 57,473	$ 26,765